Report of Directors Financial Review Risk Report - Own funds (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Common equity tier 1 (‘CET1’) capital: instruments and reserves
Capital instruments and the related share premium accounts	£ 4,379	£ 1,801
Retained earnings	24,328	23,969
Accumulated other comprehensive income (and other reserves)	(6,448)	(6,083)
Minority interests (amount allowed in consolidated CET1)	89	77
Independently reviewed interim net profits net of any foreseeable charge or dividend	716	742
Common equity tier 1 capital before regulatory adjustments	23,064	20,506
Common equity tier 1 capital: regulatory adjustments [Abstract]
Total regulatory adjustments to common equity tier 1	(1,168)	(1,276)
Common equity tier 1 capital	21,896	19,230
Additional tier 1 capital before regulatory adjustments	3,932	3,941
Total regulatory adjustments to additional tier 1 capital	0	(47)
Additional tier 1 capital	3,932	3,894
Tier 1 capital	25,828	23,124
Tier 2 capital before regulatory adjustments	15,835	14,403
Total regulatory adjustments to tier 2 capital	(357)	(396)
Tier 2 capital	15,478	14,007
Total capital	£ 41,306	£ 37,131